Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale	12 Months Ended
Dec. 31, 2022
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale Disclosure [Abstract]
Non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale
18.	Non-current assets and disposal groups held for sale and Liabilities included in disposal groups for sale:

(a)	At the end of each year, the item is composed as follows:

	2022	2021
	MCh$	MCh$
Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded at judicial sale	10,006	11,629
Assets received in lieu of payment	4,065	1,955
Provision for assets received in lieu of payment or awarded	(1,042)	(1,020)

Non-current assets for sale
Investments in other companies (**)	—	3,961
Assets for recovery of assets transferred in financial leasing operations	744	2,955

Disposal groups held for sale	—	—
Total	13,773	19,480

(*)	Assets received in lieu of payment are assets received as payment of customers’ past-due debts. The assets acquired must not exceed the aggregate 20% of the Bank’s effective equity. These assets currently represent 0.0022% (0.0169% as of December 31, 2021) of the Bank’s effective equity.

(**)	Corresponds to the participation in Sociedad Operadora de Tarjetas de Crédito Nexus S.A., which has been reclassified as a non-current asset.

(b)	The changes of the provision for assets received in lieu of payment during the periods 2022 and 2021 are as follows:

Provision for assets received in lieu of payment	MCh$

Balance as of January 1, 2021	506
Provisions used	(138)
Provisions established	652
Provisions released	—
Balance as of December 31, 2021	1,020
Provisions used	(641)
Provisions established	663
Provisions released	—
Balance as of December 31, 2022	1,042

(c)	The Bank does not present liabilities included in the disposal group for sale during the years 2022 and 2021.